Investment in the joint venture - Equity method (Tables)	12 Months Ended
Dec. 31, 2019
Investment in the joint venture - Equity method (Tables)
Schedule of Company's joint venture
	December 31,	December 31,
	2019	2018
Share of the joint ventures’ (loss) for the year ended	$(6,690)	$(11,199)
Carrying amount of the Company’s investments in the joint ventures	$27,888	$35,071